UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			FORM 13F



		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31,
1999

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a restatement.
				  [     ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Walter F. Harrison, III
Address:		126 East 56th Street
		25th Floor
		New York, New York 10022

13F- File Number:

The Institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

	Lloyd Moskowitz  New York, New York  May 11, 1999


Report Type (Check only one.):

[ X]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.


		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	109

Form 13F Information Table Value Total:	$668,913


List of Other Included Managers:

No. 13F File Number		Name



				"WALTER F. HARRISON,"	III

				FORM 13F
				"AS OF MARCH 31, 19"	99

FORM 13F
			Name of Reporti	ng Manager : Walter F.	Harrison I	II
				(SEC USE ONLY)
Item 1:	Item 2	Item 3	Item 4	Item 5		Item 6:
		It	em 7:	Item 8:
Name of Issuer	Title of Class	CUSIP	Fair Market	Shares of
	Investment	Discre	tion	Man	agers	Voting Authority (Shares)
		Number	Value	Principal			(b	) Shared	See In
	struc. V
				Amount		(a) Sole	As	Defined     (c)
Shared			(a) Sole    (b) Shared     (c) None



							in	Instr. V        Other

AG SERVICES OF AMERICA	Common	1250109	"2,805,313"		"191,000"	X
			Walter	Harrison	X
ALIGN RITE INTERNATIONAL INC	Common	16251100	"925,000"		"80,000"
	X			Walter	Harrison	X
ALLERGY CLINICS OF AMERICA	Common	17900101	0		"13,597"	X
			Walter	Harrison	X
ALLIANT TECHSYSTEMS INC	Common	18804104	"8,359,175"		"107,600"	X
			Walter	Harrison	X
AMBASE CORP	Common	23164106	"167,193"		"71,450"	X
	Walter	Harrison	X
AMC ENTERTAINMENT	Common	1669100	"1,426,800"		"92,800"	X
		Walter	Harrison	X
AMERICAN BANK NOTE HOLOGRAPH INC	Common	24377103	"673,863"
	"291,400"	X			Walter	Harrison	X
AMERICAN MOBILE SATELLITE CORP	Common	02755R103	"697,500"
	"93,000"	X			Walter	Harrison	X
ANNALY MTG MGMT INC	Common	35710201	"7,575,000"		"757,500"	X
			Walter	Harrison	X
ANHTRACITE MORTGAGE CAPITAL INC	Common	37023108	"2,184,750"
	"291,300"	X			Walter	Harrison	X
APARTMENT INVT & MGT INC	Common	03748R101	"2,100,833"		"57,954"
	X			Walter	Harrison	X
ATLANTIC BANK & TRUST CO.	Common	04822G102	"2,588,250"
	"246,500"	X			Walter	Harrison	X
BANK NEW YORK INC	Common	64057102	"113,344,000"		"3,153,920"	X
			Walter	Harrison	X
BANKUNITED FINANCIAL CORP. CL-A	Class A	06652B103	"356,250"
	"50,000"	X			Walter	Harrison	X
BIG ENTERTAINMENT INC	Common	89144109	"3,629,013"		"299,300"	X
			Walter	Harrison	X
BIG FLOWER PRESS HOLDINGS INC	Common	89160105	"15,061,388"
	"483,900"	X			Walter	Harrison	X
BODDIE-NOELL PROPERTIES INC	Common	96903109	"930,475"		"81,800"
	X			Walter	Harrison	X
BRITE VOICE SYS INC	Common	110411105	"1,008,000"		"126,000"	X
			Walter	Harrison	X
BRUNSWICK CORP	Common	117043109	"2,354,219"		"123,500"	X
		Walter	Harrison	X
CAPITAL AUTOMOTIVE REIT	Common	139733109	"5,696,375"		"458,000"	X
			Walter	Harrison	X
CASINO DATA SYS	Common	147583108	"1,674,100"		"546,645"	X
		Walter	Harrison	X
CHASE MANHATTAN BANK	Common	16161A108	"2,197,125"		"27,000"	X
			Walter	Harrison	X
CHART HOUSE ENTERPRISES INC	Common	160902102	"810,231"
	"175,185"	X			Walter	Harrison	X
CIRCLE FINE ART CORP (NEW)	Common	172565202	343		"31,200"	X
			Walter	Harrison	X
CMAC INVESTMENT CORP	Common	125662106	"9,293,700"		"238,300"	X
			Walter	Harrison	X
CNA FINANCIAL CORP	Common	126117100	"20,362,978"
	"524,650"	X			Walter	Harrison	X
COLLAGENEX PHARMACEUTICALS	Common	19419B100	"705,375"		"85,500"
	X			Walter	Harrison	X
COLUMBIA/HCA HEALTHCARE CORP	Common	197677107	"4,037,475"
	"213,200"	X			Walter	Harrison	X
COMDISCO INC	Common	200336105	"2,093,163"		"117,100"	X
		Walter	Harrison	X
COMMERCIAL FEDERAL CORP	Common	201647104	"1,141,613"		"49,234"	X
			Walter	Harrison	X
COMPUTER ASSOC INTL INC.	Common	204912109	"26,663,411"
	"749,762"	X			Walter	Harrison	X
CONVERGYS CORP	Common	212485106	"575,400"		"33,600"	X
		Walter	Harrison	X
COOKER RESTAURANT CORP COM NEW	Common	216284208	"1,077,065"
	"207,627"	X			Walter	Harrison	X
CROWN AMERICAN REALTY TRUST	Common	228186102	"1,816,100"
	"279,400"	X			Walter	Harrison	X
CYBERONICS	Common	23251P102	"2,537,450"		"267,100"	X
	Walter	Harrison	X
DVI INC	Common	233343102	"10,904,863"		"733,100"	X
		Walter	Harrison	X
DELWEBB CORP	Common	947423109	"6,514,925"		"300,400"	X
		Walter	Harrison	X
DIME BANCORP INC	Common	25429Q102	"1,873,550"		"80,800"	X
		Walter	Harrison	X
ELECTROGLAS INC.	Common	285324109	"4,759,888"		"369,700"	X
		Walter	Harrison	X
EMBRATEL PARTICOPACOES SA SPONS ADR REPSTG	PFD           Common
	285324109	"512,306"		"30,700"	X			Walter
	Harrison	X
EQUITY INNS INC	Common	294703103	"4,533,900"		"533,400"	X
		Walter	Harrison	X
FEDL NATL MTGE ASSN	Common	313586109	"30,880,306"
	"445,925"	X			Walter	Harrison	X
FIDELITY NATL CORP	Common	316320100	"1,274,675"		"152,200"	X
			Walter	Harrison	X
FIRST REPUBLIC BANCORP INC	Common	33615F104	"6,226,663"
	"258,100"	X			Walter	Harrison	X
FOREST CITY ENTERPRISES (CL-A)	Class-A	345550107	"8,847,062"
	"365,770"	X			Walter	Harrison	X
FRONTIER INSURANCE GROUP INC	Common	359081106	"1,671,881"
	"140,790"	X			Walter	Harrison	X
RTS/FUSION SYS CORP	Common	361129117	0		"205,600"	X
		Walter	Harrison	X
GLOBALSTAR TELECOMMUNICATION	Common	G3930H104	"8,314,067"
	"599,212"	X			Walter	Harrison	X
GENERAL CHEMICAL GROUP INC	Common	369332101	"4,465,519"
	"340,230"	X			Walter	Harrison	X
GENESIA INC TENDER DELIVERY	Common	372450106	"217,617"		"77,375"
	X			Walter	Harrison	X
GRAHAM FIELD HEALTH PRODUCTS INC	Common	384632105	"80,656"
	"44,500"	X			Walter	Harrison	X
HANOVER CAPITAL  MTG HLDGS	Common	410761100	"110,938"		"25,000"
	X			Walter	Harrison	X
HILTON HOTELS	Common	432848109	"4,684,219"		"333,100"	X
		Walter	Harrison	X
HUBCO	Common	404382103	"4,234,983"		"126,182"	X
	Walter	Harrison	X
IMPERIAL CREDIT COMMERCIAL MORTGAGE	Common	45272T102	"9,564,363"
	"993,700"	X			Walter	Harrison	X
ITLA CAP CORP	Common	450565106	"4,183,250"		"288,500"	X
		Walter	Harrison	X
INTEL CORP	Common	458140100	"51,627,413"		"434,300"	X
		Walter	Harrison	X
INTL TECHNOLOGY CORP	Common	460465404	"635,703"		"49,375"	X
			Walter	Harrison	X
INTERNATIONAL ISOTOPES INC	Common	45972C102	"1,498,963"
	"162,050"	X			Walter	Harrison	X
JAN BELL MARKETING INC	Common	470760109	"2,062,288"		"445,900"	X
			Walter	Harrison	X
KANSAS CITY SOUTHERN IND	Common	485170104	"5,483,400"		"96,200"
	X			Walter	Harrison	X
KONOVER CAPITAL	Common	50047R100	"584,250"		"98,400"	X
		Walter	Harrison	X
LAKES GAMING	Common	51206P109	"3,336,324"		"407,490"	X
		Walter	Harrison	X
LIBERTY FINANCIAL COMPANIES	Common	530512102	"89,538"		"3,800"
	X			Walter	Harrison	X
LONE STAR STEAKHOUSE SALOON	Common	542307103	"2,830,025"
	"276,100"	X			Walter	Harrison	X
LSB INDUSTRIES INC	Common	502160104	"966,960"		"322,320"	X
			Walter	Harrison	X
MERCANTILE BANCORP INC-MERGER MART TWAIN	Common	587342106	"3,391,500"
	"71,400"	X			Walter	Harrison	X
MAXIM GROUP INC	Common	57772J104	"6,383,925"		"751,050"	X
		Walter	Harrison	X
METTLER TOLDEO INTL	Common	592688105	"6,952,275"		"280,900"	X
			Walter	Harrison	X
MIRAGE RESORTS INC	Common	6.05E+108	"14,408,563"
	"678,050"	X			Walter	Harrison	X
MORTONS RESTAURANT GROUP INC	Common	619429103	"1,028,890"		"66,380"
	X			Walter	Harrison	X
NTL INC.-FORMERLY INTL CABLETEL INC	Common	629407107	"15,659,235"
	"192,433"	X			Walter	Harrison	X
NORTH FORK BANCORPORATION INC NY	Common	659424105	"6,740,058"
	"319,056"	X			Walter	Harrison	X
NOVASTAR FINANCIAL INC	Common	669947400	"153,125"		"25,000"	X
			Walter	Harrison	X
OM GROUP INC	Common	670872100	"7,411,800"		"224,600"	X
		Walter	Harrison	X
OCWEN ASSET INVESTMENT CORP	Common	67574M106	"3,072,425"
	"833,200"	X			Walter	Harrison	X
OFFICEMAX INC	Common	67622M108	"2,498,663"		"289,700"	X
		Walter	Harrison	X
ORION CAPITAL CORP	Common	686268103	"20,306,250"
	"649,800"	X			Walter	Harrison	X
PFF BANCORP	Common	69331W104	"3,619,000"		"206,800"	X
	Walter	Harrison	X
PAINE WEBBER	Common	695629105	"398,750"		"10,000"	X
		Walter	Harrison	X
PARK PLACE ENTERTAINMENT CORP	Common	700690100	"14,772,860"
	"1,953,436"	X			Walter	Harrison	X
PETROLEUM GEO-SVCS A/S	Common-ADR	716597109	"5,613,525"		"368,100"	X
			Walter	Harrison	X
PLC SYSTEMS	Common	69341D104	"440,494"		"171,900"	X
	Walter	Harrison	X
PHILIP MORRIS CO INC (HLDG CO)	Common	718154107	"16,708,784"
	"474,850"	X			Walter	Harrison	X
PLATINUM TECHNOLOGY	Common	72764T101	"14,404,950"
	"564,900"	X			Walter	Harrison	X
PREFERRED EMPLOYERS HLDNGS INC	Common	739908101	"1,393,125"
	"148,600"	X			Walter	Harrison	X
PRIME RETAIL INC.	Common	741570105	"3,112,226"		"355,683"	X
		Walter	Harrison	X
PRISON REALTY CORP	Common	74264N105	"2,783,025"		"159,600"	X
			Walter	Harrison	X
QUEENS CNTY BANCORP INC	Common	748242104	"2,873,475"		"106,425"	X
			Walter	Harrison	X
RAG SHOPS	Common	750624108	"95,625"		"42,500"	X
	Walter	Harrison	X
READING ENTERTAINMENT INC.	Class-A	755358108	"1,062,338"
	"134,900"	X			Walter	Harrison	X
RECONDITIONED SYSTEMS INC	Common	756240305	"910,572"
	"331,117"	X			Walter	Harrison	X
REDWOOD TRUST INC	Common	758075402	"8,686,560"		"542,910"	X
		Walter	Harrison	X
REYNOLDS & REYNOLDS CO CL-A	Class-A	761695105	"23,533,400"
	"1,238,600"	X			Walter	Harrison	X
RESOURCES BANSHARES MTG GROUP INC	Common	761197102	"3,086,138"
	"239,700"	X			Walter	Harrison	X
RFS HOTEL INVESTORS INC	Common	74955J108	"8,526,188"		"737,400"	X
			Walter	Harrison	X
SEAGATE TECHNOLOGY INC	Common	811804103	"7,080,219"		"239,500"	X
			Walter	Harrison	X
SILGAN HOLDINGS	Common	827048109	"967,875"		"58,000"	X
		Walter	Harrison	X
SIMPSON MANUFACTURING CO INC	Common	829073105	"1,891,750"		"47,000"
	X			Walter	Harrison	X
STRAWBRIDGE & CLOTHIER	Common	863200101	0		"73,578"	X
		Walter	Harrison	X
TELECENTRO SUL PARTICIPACOES	Common-ADR	879239101	"283,591"		"6,140"
	X			Walter	Harrison	X
TELECOMUNICACOES BRASILEIRAS S.A. SPON ADR	Common-ADR	879287100
	"2,475,188"		"30,700"	X			Walter	Harrison	X
TELECOMUNICACOES BRASILEIRAS S.A. ADR	Common-CV	879287308	"7,240,125"
	"89,800"	X			Walter	Harrison	X
TELEFONOS DE MEXICO SA	Common-ADR	879403780	"16,406"		250	X
		Walter	Harrison	X
TEVA PHARMACEUTICAL IND LTD	Common	881624209	"4,091,484"		"86,250"
	X			Walter	Harrison	X
TOYS R US INC	Common	892335100	"1,015,875"		"54,000"	X
		Walter	Harrison	X
TURNER CORP	Common	900273103	"9,347,800"		"667,700"	X
	Walter	Harrison	X
WALDEN RESIDENTIAL PPTYS INC	Common	931210108	"3,532,050"
	"200,400"	X			Walter	Harrison	X
WYMAN-GORDAN CO	Common	983085101	"1,103,525"		"119,300"	X
		Walter	Harrison	X
			"$       668,91"	"3,053"